Intangibles (Details) - Schedule of intangible assets - Ambulnz, Inc. [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 13,906,348	$ 12,882,706
Accumulated Amortization	(3,088,583)	(2,208,600)
Net Carrying Amount	$ 10,817,765	$ 10,674,106
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	15 years	15 years
Gross Carrying Amount	$ 35,633	$ 23,382
Accumulated Amortization	(4,989)	(4,107)
Net Carrying Amount	$ 30,644	$ 19,275
Computer Software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	5 years	5 years
Gross Carrying Amount	$ 294,147	$ 294,148
Accumulated Amortization	(190,360)	(161,332)
Net Carrying Amount	103,787	132,816
Operating licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,375,514	8,375,514
Accumulated Amortization
Net Carrying Amount	$ 8,375,514	$ 8,375,514
Estimated Useful Life (Years)	Indefinite	Indefinite
Internally developed software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 5,201,054	$ 4,189,662
Accumulated Amortization	(2,893,234)	(2,043,161)
Net Carrying Amount	$ 2,307,820	$ 2,146,501
Internally developed software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	4 years	4 years
Internally developed software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	5 years	5 years